Income Tax - Schedule of Deferred Income Tax Assets and Liabilities (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Income Tax Assets and Liabilities [Abstract]
Operating losses carryforwards	¥ 445,565,581	¥ 409,124,311
Contract liabilities	11,832,534	6,644,531
Impairment losses	38,101,318	26,434,674
Operating lease liabilities	105,272,049	139,547,582
Other current liabilities	20,124,872	31,384,591
Property and equipment	6,810,195	7,164,319
Total gross deferred tax assets	627,706,549	620,300,008
Less: valuation allowances	(528,140,664)	(482,127,651)	¥ (418,748,714)
Deferred tax assets, net of valuation allowance	99,565,885	138,172,357
Operating right-of-use assets	(87,229,080)	(123,327,098)
Property and equipment	(12,336,805)	(14,845,259)
Total deferred tax liabilities	(99,565,885)	(138,172,357)
Deferred tax assets	99,565,885	138,172,357
Deferred tax liabilities	(99,565,885)	(138,172,357)
Net deferred tax assets